Pension and Post-Retirement Benefit Plans - Summary of Retrospective Presentation of Periodic Pension Cost in Condensed Consolidated Statement of Operations (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Warehousing, marketing and administrative expenses		$ 165,544		$ 664,280	$ 629,825	$ 675,913
Operating loss		(58,429)		(243,392)	117,526	29,783
Interest and other expense, net		(8,222)
Loss before income taxes		$ (66,651)	$ (192,921)	$ (269,010)	$ 94,655	$ 10,199
Revised [Member]
Defined Benefit Plan Disclosure [Line Items]
Warehousing, marketing and administrative expenses	[1]		172,298
Operating loss	[1]		(185,458)
Interest and other expense, net	[1]		(7,463)
Loss before income taxes	[1]		(192,921)
ASU 2017-07 [Member]
Defined Benefit Plan Disclosure [Line Items]
Warehousing, marketing and administrative expenses			172,298
Operating loss			(185,458)
Interest and other expense, net			7,463
Loss before income taxes			(192,921)
ASU 2017-07 [Member] | As reported [Member]
Defined Benefit Plan Disclosure [Line Items]
Warehousing, marketing and administrative expenses			173,022
Operating loss			(186,182)
Interest and other expense, net			6,739
Loss before income taxes			(192,921)
ASU 2017-07 [Member] | Revised [Member]
Defined Benefit Plan Disclosure [Line Items]
Warehousing, marketing and administrative expenses			(724)
Operating loss			724
Interest and other expense, net			$ 724

[1]	Revised in the first quarter of 2018 for the impact of the adoption of a new pension accounting pronouncement (see Note 9 - "Pension and Post-Retirement Benefit Plans") for further detail.